Leases - Summary of Detailed Information about Lease Amounts Reflected in Statement of Profit or Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Lease Amounts Reflected In Statement Of Profit Or Loss [Abstract]
Depreciation charge of office buildings	$ 1,347	$ 1,069	$ 911
Interest expense (included in financial expense)	671	696	775
Total	$ 2,018	$ 1,765	$ 1,686